SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total		$ 3	$ 6,442,729
Eternal Horizon International Company Limited [Member]
Related Party Transaction [Line Items]
Total	[1]	2,323,475	4,999,550
Changbin Xia [Member]
Related Party Transaction [Line Items]
Total	[2]	1,337,164	1,415,492
Peijiang Chen [Member]
Related Party Transaction [Line Items]
Total	[2]		27,448
Yanping Guo [Member]
Related Party Transaction [Line Items]
Total			239
Other [Member]
Related Party Transaction [Line Items]
Total		$ 19,078

[1]	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO. The Company paid $2.6 million to the underwriters for the year ended December 31, 2022.
[2]	The Company borrowed loans as working capital from two shareholders Hanwu Yang and Changbin Xia as well as the legal representative of Vande, and Peijiang Chen as well as the director of Meiwu Shenzhen. The balance due to related parties is interest-free and due on demand.